Income Tax Expense - Summary of Income Tax Recognised in Other Comprehensive Income (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Major components of tax expense (income) [abstract]
Income tax relating to components of other comprehensive income, deferred taxes	$ 31	$ 15	$ 17
Income tax relating to components of other comprehensive income, current taxes	$ 0	$ 12	$ 5